Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net Loss	$ (5,177,108)	$ (666,492)	$ (42,105)	$ (29,997)
Changes in operating assets and liabilities
Prepayments	(28,391,667)	(3,655,093)
Accruals	155,240	19,985
Net cash used in operating activities	(33,413,535)	(4,301,600)	(42,105)	(29,997)
Cash flows from investing activities
Advance to a subsidiary	(811,032)	(104,411)
Net cash generated from investing activities	(811,032)	(104,411)
Cash flows from financing activities
Net proceeds from issue of ordinary shares	53,157,669	6,843,425
Advances from a director	7,732	996	42,105	29,997
Net cash generated from financing activities	53,165,401	6,844,421	42,105	29,997
Net increase in cash and cash equivalents	18,940,834	2,438,410
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year	18,940,834	2,438,410
Supplementary cash flow information
Interest received	$ 22,990	$ 2,960